Benefit Plans - Summary of Equity-Based Compensation - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Equity-based compensation expense	$ 298	$ 261	$ 259
Income tax benefit from equity-based compensation expense	70	61	61
Intrinsic value of options exercised, and RSUs and PSUs that vested during the year	170	286	413
Grant date fair value of equity-based awards that vested during the year	258	239	350
Unrecognized compensation cost related to equity-based awards	$ 240	$ 249	$ 209
Weighted-average life over which compensation cost is expected to be recognized	2 years 6 months	2 years 8 months 12 days	2 years 6 months